The Guardian Investor Variable Annuity B Series®

and

The Guardian Investor Variable Annuity L Series®

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated September 28, 2012 to the prospectuses dated April 30, 2012.

The following supplemental information should be read in conjunction with:

the Prospectuses dated April 30, 2012, for The Guardian Investor Variable Annuity B Series® and The Guardian Investor Variable Annuity L Series®, individual flexible premium deferred variable annuity contracts issued through The Guardian Separate Account R.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

The example on page 65 of the Prospectus is deleted in its entirety and replaced with the following:

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract accumulation value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $5,000.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds GWA
Contract Value	$75,000	$75,000 - $8,000 = $67,000
GWB	$125,000

• The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

• Thus, the new GWB equals the lesser of $75,000 - $8,000 ($67,000) or $125,000 - $8,000 ($117,000).

• The new GWB equals $67,000.

GWA	$5,000	• The new GWA is the GWB immediately after the withdrawal times 4%.* • The new GWA is equal to $67,000 x 4% ($2,680). • The new GWA equals $2,680.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 68 of the prospectus.

The example on page 67 of the Prospectus is deleted in its entirety and replaced with the following:

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

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Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $3,210 withdrawal is taken a few days after the first contract anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000	N/A
First contract anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greater of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $3,210 withdrawal taken a few days after the first contract anniversary	The annual minimum guarantee basis equals $100,000 minus $3,210 or $96,790.	N/A	The GWB is $107,000 minus $3,210 which equals $103,790	The GWA is equal to the GWB amount ($107,000) times 3%* or $3,210.
Second contract anniversary	$96,790	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $103,790 since there is no applicable annual minimum guarantee amount	The GWA remains $3,210 since there is no applicable annual minimum guarantee amount
Third contract anniversary	$96,790	The annual minimum guarantee amount is $103,790 + ($96,790 x 7%) or $110,565.30.	The GWB is the greater of $103,790 or $110,565.30. The new GWB is $110,565.30.	The GWA equals the greater of $3,210 or $110,565.30 x 3%* ($3,316.95). Thus, the new GWA equals $3,316.95.
*	This 3% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 68 of the prospectus.

The chart on page 68 of the Prospectus is deleted in its entirety and replaced with the following:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 & younger	Single: 2.5% Spousal: 2.0%
60 — 64	Single: 3.5% Spousal: 3.0%
65 — 79	Single: 4.5% Spousal: 4.0%
80+	Single: 5.5% Spousal: 5.0%

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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